Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax, Fair value hedges) (Detail) - Derivatives designated as hedging instruments - Fair value hedges - JPY (¥)
¥ in Millions
	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Interest rate swap agreements | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	¥ 1,305	¥ 299	¥ 3,173	¥ (921)
Gains (losses) recognized in income on hedged item	(1,309)	(321)	(3,058)	1,031
Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0	0	0	0
Gains (losses) recognized in income on hedged item	0	0	0	0
Foreign exchange contracts | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(29,199)	(4,146)	(78,667)	(4,627)
Gains (losses) recognized in income on hedged item	29,275	4,187	78,817	4,667
Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(314)	(27)	(449)	98
Gains (losses) recognized in income on hedged item	¥ 218	¥ 42	¥ 399	¥ (75)